Business combinations - Summary the acquisition date fair value of each major class of consideration transferred (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) yr States	Dec. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value | yr	13,149
Total consideration	€ 52,556	€ 13,200	€ 55,800
Net cash acquired with the subsidiaries	41,178		30,191
Net cash flow on acquisition	€ 19,813
YakiraLimited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value | States	0
Liabilities assumed	€ 3,900
Total consideration	3,900		3,900
Net cash acquired with the subsidiaries	5,120		5,120
Net cash flow on acquisition	€ 5,120
GazelleManagementHoldingsLimited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value | States	0
Liabilities assumed	€ 26,300
Total consideration	26,300		26,300
Net cash acquired with the subsidiaries	10,952		10,952
Net cash flow on acquisition	€ 10,952
LanesterInvestmentsLimited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value | States	0
Liabilities assumed	€ 25,600
Total consideration	25,600		25,600
Net cash acquired with the subsidiaries	14,119		€ 14,119
Net cash flow on acquisition	€ 14,119
Acquisition [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value | States	0
Liabilities assumed	€ 55,800
Total consideration	55,800
Net cash acquired with the subsidiaries	30,191
Net cash flow on acquisition	€ 30,191